Employee Benefits and Incentive Plans - Estimated Fair Value of EIP Option Awards on Grant Date Using Black - Scholes Option (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Risk-free interest rate	1.35%	1.87%
Dividend yield	0.00%	0.00%
Expected volatility	34.70%	33.20%
Expected life (years)	6 years 3 months 18 days	6 years 6 months
Accelerated Vesting
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Risk-free interest rate	0.63%
Dividend yield	0.00%
Expected volatility	36.90%
Expected life (years)	4 years 9 months 29 days
Reduced Grant Price
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Risk-free interest rate	0.86%
Dividend yield	0.00%
Expected volatility	35.10%
Expected life (years)	6 years 1 month 24 days